ACQUISITIONS AND DISPOSITIONS	12 Months Ended
Dec. 31, 2014
ACQUISITIONS AND DISPOSITIONS
ACQUISITIONS AND DISPOSITIONS

6.ACQUISITIONS AND DISPOSITIONS

ACQUISITIONS

Magic Valley and Wildcat Wind Farms

On December 31, 2014, Enbridge acquired an 80% controlling interest in Magic Valley, a wind farm located in Texas and Wildcat, a wind farm located in Indiana for cash consideration of $394 million (US$340 million). No revenue or earnings were recognized in the year ended December 31, 2014 as the wind farms were acquired on December 31, 2014. The wind farms are included within the Gas Pipelines, Processing and Energy Services segment.

If the acquisition had occurred on January 1, 2013, revenues and earnings for the year ended December 31, 2014 would have increased by $64 million (US$58 million) and $8 million (US$7 million), respectively, and revenues and earnings for the year ended December 31, 2013 would have increased by $44 million (US$43 million) and decreased by $2 million (US$2 million), respectively.

The following purchase price allocation is provisional until the Company completes its valuation of the acquired assets.

December 31,	2014
(millions of Canadian dollars)
Fair value of net assets acquired:
Property, plant and equipment	747
Intangible assets	12
Other long-term liabilities	(14)
Noncontrolling interests1	(351)
394
Purchase price:
Cash	394
1	The fair value of the noncontrolling interests was determined using a combination of the implied purchase price for the remaining 20% interest and discounted cash flow models.

Silver State North Solar Project

On March 22, 2012, Enbridge acquired a 100% interest in the Silver State North Solar Project (Silver State), a solar farm located in Nevada for cash consideration of $195 million (US$190 million). Silver State expanded the Company’s renewable energy business. Revenues and earnings of $10 million and $1 million, respectively, were recognized in the year ended December 31, 2012. No revenues or earnings were recognized in any prior period as the solar project commenced operations in the second quarter of 2012. Silver State is included within the Gas Pipelines, Processing and Energy Services segment.

March 22,	2012
(millions of Canadian dollars)
Fair value of net assets acquired:
Accounts receivable and other1	54
Property, plant and equipment	141
195
Purchase price:
Cash	195
1

The Company acquired the right to apply for a $54 million (US$55 million) United States Treasury grant under a program which reimburses eligible applicants for a portion of costs related to installing specified renewable energy property. The grant, which was applied for subsequent to commercial operations, was received in October 2012.

OTHER ACQUISITIONS

In December 2014, the Company acquired an incremental 30% interest in the Massif du Sud Wind Project (Massif du Sud) for cash consideration of $102 million, bringing its total interest in the wind project to 80%. The Company acquired its original 50% interest in Massif du Sud in December 2012. The Company’s interest in Massif du Sud represents an undivided interest, with $97 million of the incremental purchase allocated to Property, plant and equipment and the remainder allocated to Intangible assets. Massif du Sud is currently operational and is presented within the Gas Pipelines, Processing and Energy Services segment.

In October 2014, the Company acquired an incremental 17.5% interest in the Lac Alfred Wind Project (Lac Alfred) for cash consideration of $121 million, bringing its total interest in the wind project to 67.5%. The Company acquired its original 50% interest in Lac Alfred in December 2011. The Company’s interest in Lac Alfred represents an undivided interest, with $115 million of the incremental purchase allocated to Property, plant and equipment and the remainder allocated to Intangible assets. Lac Alfred is currently operational and is presented within the Gas Pipelines, Processing and Energy Services segment.

In July 2013, the Company acquired a 50% undivided interest in the Saint Robert Bellarmin Wind Project (Saint Robert), located in Quebec for a purchase price of $106 million, of which $100 million was allocated to Property, plant and equipment, with the remainder allocated to Intangible assets. Saint Robert is operational and is presented within the Gas Pipelines, Processing and Energy Services segment.

OTHER DISPOSITIONS

In November 2014, the Company sold one of its non-core assets within Enbridge Offshore Pipelines (Offshore), which include pipeline facilities located in Louisiana, to a third party for $7 million (US$7 million). A gain of $22 million (US$19 million) was presented within Other income/(expense) on the Consolidated Statements of Earnings.

In July 2014, the Company sold a 35% equity interest in the Southern Access Extension Project, a pipeline project under construction, to an unrelated party for gross proceeds of $73 million (US$68 million). As the fair value of the consideration received equalled the carrying value of the asset sold, no gain or loss was recognized on the sale (Note 11).

In March 2014, the Company sold an Alternative and Emerging Technologies investment within the Corporate segment to a third party for $19 million. A gain of $16 million was presented within Other income/(expense) on the Consolidated Statements of Earnings.

In November 2013, EEP sold one of its non-core liquids assets, a storage facility in Kansas, to a third party for $41 million (US$40 million). A gain of $18 million (US$17 million) was presented within Other income/(expense) on the Consolidated Statements of Earnings.